UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22187

Pax World Funds Trust II
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400 Portsmouth, NH		03801
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 30 Penhallow Street, Suite 400 Portsmouth, NH 03801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1.     Schedule of Investments.

Pax MSCI EAFE ESG Index ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS —99.2%
AUSTRALIA — 10.4%
Australia & New Zealand Banking Group, Ltd.	13,205	$392,769
Commonwealth Bank of Australia	8,077	572,690
Fortescue Metals Group, Ltd.	945	3,882
GPT Group (a)	24,088	93,169
Mirvac Group (a)	57,802	97,623
National Australia Bank, Ltd.	12,420	399,331
Newcrest Mining, Ltd.	5,020	104,934
Orica, Ltd.	133	3,390
Origin Energy, Ltd.	5,911	81,838
OZ Minerals, Ltd.	2,955	16,420
Westpac Banking Corp.	16,633	533,401
Woolworths, Ltd.	7,029	247,616
		2,547,063
AUSTRIA — 0.4%
OMV AG	2,237	95,296

BELGIUM — 2.0%
Colruyt SA	7,345	355,811
Delhaize Group	1,914	104,590
KBC Groep NV	684	23,601
		484,002
DENMARK — 1.9%
Danske Bank A/S (b)	4,839	86,686
Novo Nordisk A/S (Class B)	2,301	374,549
		461,235
FINLAND — 0.7%
Nokia OYJ	18,436	59,752
Stora Enso OYJ (R Shares)	5,941	38,411
UPM-Kymmene OYJ	5,349	59,792
		157,955
FRANCE — 7.6%
Carrefour SA	3,724	102,119
CGG - Veritas (b)	2,689	60,668
Compagnie de Saint-Gobain	3,097	115,011
Danone SA	3,380	235,589
France Telecom SA	9,427	95,510
L’Oreal SA	1,790	284,329
Renault SA	5,721	359,052
Schneider Electric SA	2,922	213,872
Societe BIC SA	1,639	190,659
Technip SA	1,552	159,394
Veolia Environnement SA	2,876	36,333
		1,852,536
GERMANY — 4.9%
BASF SE	4,839	424,524
Bayerische Motoren Werke AG	2,005	173,297
Deutsche Boerse AG	552	33,488
Deutsche Post AG	7,084	163,511
HeidelbergCement AG	193	13,893
Hochtief AG (b)	894	58,249
K+S AG	1,440	67,095
Metro AG	1,404	39,988
SAP AG	2,234	179,292
Suedzucker AG	1,182	50,012
		1,203,349
HONG KONG — 0.6%
CLP Holdings, Ltd.	9,500	83,219
Li & Fung, Ltd.	38,000	52,379
		135,598
IRELAND — 0.0% (c)
Experian PLC	267	4,622

ISRAEL — 0.1%
Delek Group, Ltd.	96	26,970

ITALY — 1.1%
ENI SpA	4,931	110,998
Intesa Sanpaolo SpA	58,639	85,991
Pirelli & C. SpA	94	988
UniCredit SpA (b)	16,743	71,594
		269,571
JAPAN — 24.0%
Aisin Seiki Co., Ltd.	1,800	65,954
Canon, Inc.	3,800	139,438
Central Japan Railway Co.	1,900	200,468
Chugai Pharmaceutical Co., Ltd.	5,700	126,828
Denso Corp.	1,900	80,329
East Japan Railway Co.	1,900	156,211
Eisai Co., Ltd.	1,600	71,559
Fast Retailing Co., Ltd.	100	31,834
Fuji Heavy Industries, Ltd.	16,000	252,542
Fujitsu, Ltd.	38,000	158,030
Hitachi Construction Machinery Co., Ltd.	3,800	81,238
Honda Motor Co., Ltd.	7,600	291,002
Kao Corp.	3,800	122,868
KDDI Corp.	3,800	158,636
Komatsu, Ltd.	7,600	180,502
Konica Minolta Holdings, Inc.	19,000	138,428
Kubota Corp.	19,000	274,431
McDonald’s Holdings Co. (Japan), Ltd.	1,600	43,123
Mitsubishi Electric Corp.	19,000	153,786
Mitsubishi UFJ Financial Group, Inc.	60,500	362,923
Mitsubishi UFJ Lease & Finance Co., Ltd.	18,900	98,701
Mitsui Fudosan Co., Ltd.	11,000	312,614
Mizuho Financial Group, Inc.	101,300	216,564
Murata Manufacturing Co., Ltd.	1,600	120,485
Nidec Corp.	100	5,977
Nikon Corp.	1,900	44,560
Nippon Steel Corp.	19,000	48,096
Nissan Motor Co., Ltd.	17,100	164,962
NTT DoCoMo, Inc.	95	141,055
Panasonic Corp.	9,500	71,134
Resona Holdings, Inc.	6,200	32,642
Santen Pharmaceutical Co., Ltd.	3,800	176,016
Seven & I Holdings Co., Ltd.	300	9,939
Shikoku Electric Power Co., Inc.	5,700	81,117
Shin-Etsu Chemical Co., Ltd.	1,900	125,495
Softbank Corp.	3,800	174,601
Sony Corp.	5,700	98,516
Sumitomo Mitsui Financial Group, Inc.	5,800	236,886
Suzuken Co., Ltd.	300	10,865
Takashimaya Co., Ltd.	18,000	178,047
Takeda Pharmaceutical Co., Ltd.	3,800	207,743
The Chugoku Electric Power Co., Inc.	13,300	173,571
Toho Gas Co., Ltd.	1,000	6,360
Ube Industries, Ltd.	19,000	37,386
		5,863,462
LUXEMBOURG — 0.5%
Tenaris SA	5,843	118,922

NETHERLANDS — 2.7%
Akzo Nobel NV	2,119	134,744

1

Security Description	Shares	Value
ASML Holding NV	1,910	$128,690
Unilever NV	9,381	384,934
		648,368
NEW ZEALAND — 0.7%
Auckland International Airport, Ltd.	72,893	179,894

NORWAY — 0.4%
Norsk Hydro ASA	12,762	55,227
Statoil ASA	1,922	46,530
		101,757
PORTUGAL — 0.2%
Portugal Telecom SGPS SA	10,067	49,950

SPAIN — 4.6%
Banco Bilbao Vizcaya Argentaria SA	23,447	203,622
Banco de Sabadell SA (b)	16,883	31,045
Banco Santander SA	42,357	285,115
Distribuidora Internacional de Alimentacion SA	1,850	12,819
Ferrovial SA	6,712	106,702
Iberdrola SA	24,111	112,481
Inditex SA	1,929	256,125
Repsol YPF SA	6,139	124,947
		1,132,856
SWEDEN — 4.7%
Atlas Copco AB	3,472	98,788
Hennes & Mauritz AB (Class B)	7,152	256,293
Nordea Bank AB	20,451	232,126
Sandvik AB	6,826	105,193
Skandinaviska Enskilda Banken AB (Class A)	9,956	100,218
Swedbank AB (Class A)	10,549	240,443
Volvo AB (Class B)	8,082	117,775
		1,150,836
SWITZERLAND — 9.7%
Compagnie Financiere Richemont SA	3,036	238,853
Givaudan SA	28	34,477
Lindt & Spruengli AG (b)	35	135,017
Novartis AG	9,598	683,653
Roche Holding AG	3,203	747,519
Swiss Re AG (b)	1,554	126,690
Syngenta AG	568	237,529
Xstrata PLC	10,223	165,787
		2,369,525
UNITED KINGDOM — 22.0%
Associated British Foods PLC	6,695	193,256
BG Group PLC	17,457	299,271
Bunzl PLC	17,056	335,388
Burberry Group PLC	1,598	32,248
Fresnillo PLC	2,381	49,025
GlaxoSmithKline PLC	26,616	621,786
HSBC Holdings PLC	85,552	912,593
Marks & Spencer Group PLC	11,787	69,802
National Grid PLC	5,411	62,855
Pearson PLC	17,072	306,928
Prudential PLC	16,772	271,228
Reckitt Benckiser Group PLC	968	69,348
RSA Insurance Group PLC	87,128	153,997
Standard Chartered PLC	12,384	320,335
Tesco PLC	46,816	271,235
Tullow Oil PLC	7,004	130,920
Unilever PLC	8,544	361,186
Vodafone Group PLC	270,962	767,752
Wolseley PLC	2,827	140,499
WPP PLC	252	4,014
		5,373,666

TOTAL COMMON STOCKS — (Cost $22,850,304)		24,227,433

PREFERRED STOCK —0.3%
GERMANY — 0.3%
ProSiebenSat.1 Media AG Preference Shares	1,958	70,022
TOTAL PREFERRED STOCK (Cost $55,785)		70,022
TOTAL INVESTMENTS — 99.5% (Cost $22,906,089)		24,297,455
OTHER ASSETS & LIABILITIES — 0.5%		113,410
NET ASSETS — 100.0%		$24,410,865

(a) REIT = Real Estate Investment Trust

(b) Non-income producing security.

(c) Amount shown represents less than 0.05% of net assets.

SECTOR DIVERSIFICATION

Sector	Percent of Net Assets
Financials	26.7%
Consumer Discretionary	12.9%
Health Care	12.4%
Consumer Staples	12.2%
Industrials	11.8%
Materials	6.6%
Telecommunication Services	5.7%
Energy	5.1%
Information Technology	3.8%
Utilities	2.3%
Cash and cash equivalents plus other assets less liabilities	0.5%
Total	100.0%

2

Notes to Schedule of Investments (Unaudited)

Pax MSCI EAFE ESG Index ETF

March 31, 2013

Organization

Pax World Funds Trust II (the “Trust”), which is registered under the Investments Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on February 7, 2008.

As of March 31, 2013, the Trust offered the Pax MSCI EAFE ESG Index ETF (the “Fund”) which represents beneficial interest in the Trust.  The Fund commenced operations on January 27, 2011 and first listed on NYSE Arca, Inc. on January 28, 2011.  The Fund operates as a non-diversified investment company.  The Fund’s investment objective is to seek investment returns that closely correspond to the price and yield performance, before fees and expenses, of the MSCI EAFE ESG Index.  The Pax MSCI North America ESG Index ETF was liquidated on March 13, 2013.

Indemnifications and Guarantees

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, while the Trust has a relatively short operating history, the Trust nonetheless expects the risk of loss to be remote.

Valuation of Investments

For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day (a “Business Day”) that the NYSE is open for trading, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so called “evaluated pricing”). The Board has delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making evaluated pricing determinations with respect to Fund holdings.  The Best Execution and Valuation Committee is comprised of representatives of the Adviser, including several members of the Portfolio Management team, the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer.  One of the function s of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available.  The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which evaluated pricing was employed during the previous quarter.  All Actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Board.  Evaluated pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of evaluated pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Fund may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. Evaluated pricing could result in a difference between the prices used to calculate the Fund’s NAVs and the prices used by the Fund’s benchmark indices, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark indices.

Non-U.S. markets can be significantly more volatile than U.S. markets, causing the prices of some of the Fund’s investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than U.S. securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; and the possible imposition of currency exchange controls. If a Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

The Board of Trustees of the Trust has determined that, because shares of the Fund are purchased or redeemed principally by the delivery of securities in kind, rather than cash, the use of local market closing prices to determine the value of non-U.S. securities, rather than fair values determined as of the NYSE Close to give effect to intervening changes in one or more indices, is unlikely to result in material dilution of the interests of the Fund’s shareholders. Therefore, and in order to minimize tracking error relative to the each Fund’s benchmark index (which is based on local market closing prices), the Fund generally intends to use local market closing prices to value non-U.S. securities, and may determine in the future to value non-U.S. securities using a different methodology.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment in orderly transaction between market participants. Various inputs are used in determining value, these are summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Following is a general summary of valuation inputs and classifications for different categories of securities.

Equity securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy.  Foreign equities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above.  When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2.  To the extent that significant inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$24,227,433	$—	$—	$24,227,433
Preferred Stock	70,022	—	—	70,022
Total	$24,297,455	$—	$—	$24,297,455

The Fund did not hold any Level 2 or Level 3 categorized securities during the three months ended March 31, 2013.

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value.  There were no transfers between Level 1 and Level 2 during the period.

Investment Information

During the period ended March 31, 2013, the Fund had purchases and sales of investment securities as follows:

Purchases	Sales	Purchases In-Kind	Sales In-Kind
$138,671	$179,301	$10,296,629	$—

The identified cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes.  Accordingly, gross unrealized appreciation and depreciation at March 31, 2013 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$22,906,089	$2,180,651	$789,285	$1,391,366

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.esgshares.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.     Controls and Procedures.

(a)           It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Trust II

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Trust II

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 29, 2013

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ May 29, 2013